Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal
State
Foreign			(110,539)	140,338
Total Current			(110,539)	140,338
Deferred:
Federal
State
Foreign				115,668
Total Deferred				115,668
Total provision for income tax (benefit) expense			$ (110,539)	$ 256,006